Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck VIP Trust
Entity Central Index Key	0000811976
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000025035
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Bond Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[1]
AssetsNet	$ 19,961,787
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 29,913
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,961,787 Number of Portfolio Holdings115 Portfolio Turnover Rate110% Management Fees Paid$29,913
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.4%
Other Investments		0.6%
Money Market Fund		2.6%
Real Estate		1.3%
Basic Materials		1.8%
Utilities		2.0%
Industrials		2.2%
Energy		2.6%
Financials		5.0%
Government		80.5%
Footnote	Description
Footnote*	Includes net unrealized depreciation on Forward Foreign Currency Contracts

Exposure Basis Explanation [Text Block]	Includes net unrealized depreciation on Forward Foreign Currency Contracts
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025038
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$73	1.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.31%	[2]
AssetsNet	$ 86,325,904
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 380,993
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$86,325,904 Number of Portfolio Holdings76 Portfolio Turnover Rate21% Management Fees Paid$380,993
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Money Market Fund		1.6%
Consumer Staples		1.2%
Energy		2.6%
Health Care		3.6%
Real Estate		5.2%
Communication Services		5.8%
Consumer Discretionary		7.2%
Industrials		10.8%
Financials		19.7%
Information Technology		41.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025040
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$86	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.56%	[3]
AssetsNet	$ 86,325,904
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 380,993
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$86,325,904 Number of Portfolio Holdings76 Portfolio Turnover Rate21% Management Fees Paid$380,993
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		0.8%
Money Market Fund		1.6%
Consumer Staples		1.2%
Energy		2.6%
Health Care		3.6%
Real Estate		5.2%
Communication Services		5.8%
Consumer Discretionary		7.2%
Industrials		10.8%
Financials		19.7%
Information Technology		41.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000125662
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Gold Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$67	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%	[4]
AssetsNet	$ 121,951,834
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 575,561
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$121,951,834 Number of Portfolio Holdings45 Portfolio Turnover Rate17% Management Fees Paid$575,561
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Diversified Metals & Mining		2.6%
Gold		97.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025041
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$53	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[5]
AssetsNet	$ 383,421,521
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,978,596
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$383,421,521 Number of Portfolio Holdings46 Portfolio Turnover Rate75% Management Fees Paid$1,978,596
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.3)%
Money Market Fund		2.9%
Other Materials		5.0%
Paper & Forest		8.8%
Gold & Precious Metals		12.4%
Agriculture		14.3%
Base & Industrial Metals		18.9%
Oil & Gas		39.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
C000025043
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$65	1.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[6]
AssetsNet	$ 383,421,521
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,978,596
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$383,421,521 Number of Portfolio Holdings46 Portfolio Turnover Rate75% Management Fees Paid$1,978,596
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.3)%
Money Market Fund		2.9%
Other Materials		5.0%
Paper & Forest		8.8%
Gold & Precious Metals		12.4%
Agriculture		14.3%
Base & Industrial Metals		18.9%
Oil & Gas		39.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized